Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Net unrealized gains (losses) on available-for-salesecurities:
Unrealized gains (losses)		¥ (11,292)	¥ 105,819
Less: reclassification adjustments		(383)	(35,053)
Total		(11,675)	70,766
Pension liability adjustments:
Unrealized gains (losses)		(97)	11
Less: reclassification adjustments		(1,184)	96
Total		(1,281)	107
Own credit risk adjustments:
Unrealized gains (losses)	[1]	967
Less: reclassification adjustments	[1]	(9)
Total	[1]	958
Total tax effect before allocation to noncontrolling interests		¥ (11,998)	¥ 70,873

[1]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 "Recently issued accounting pronouncements" for further details.